ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Movement of provision (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement of provision
Accrued warranty-beginning of year	¥ 59,951,866	¥ 48,872,284	¥ 30,648,678
Accrual for warranties issued during the year	35,197,541	40,271,444	29,346,974
Warranty claims paid	(18,590,107)	(22,132,194)	(7,923,760)
Pre-existing warranty expired	(17,363,404)	(7,059,668)	(3,199,608)
Accrued warranty-end of year	¥ 59,195,896	¥ 59,951,866	¥ 48,872,284